Reverse Recapitalization - Shares Issued Immediately following Consummation of Merger (Details) - shares	Jul. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	241,956,000	250,173,000	38,981,000
Issuance of common stock (shares)	29,500,000
Earnout shares excluded (in shares)	23,460,000
Earnout period	180 days
Legacy Matterport Stockholders
Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)	169,425,000
Public Stockholders of Gores
Reverse Recapitalization [Line Items]
Stock Issued during period (shares)	34,406,000
Initial Stockholders' Class F Stock
Reverse Recapitalization [Line Items]
Stock Issued during period (shares)	8,625,000
Initial Stockholders' Class F Stock, Subscription Shares Excluded
Reverse Recapitalization [Line Items]
Issuance of common stock (shares)	4,079,000,000
Initial Stockholders' Class F Stock, PIPE Investment Shares Excluded
Reverse Recapitalization [Line Items]
Issuance of common stock (shares)	15,000,000
PIPE Investors, Subscription Shares Included
Reverse Recapitalization [Line Items]
Issuance of common stock (shares)	4,079,000,000
PIPE Investors, Investment Shares Included
Reverse Recapitalization [Line Items]
Issuance of common stock (shares)	15,000,000